Note 23 - Cash Flow Information - Non-cash Items and Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Statement Line Items [Line Items]
Operating profit	$ 8,711	$ 9,996	$ 31,077	$ 12,577
Impairment of property, plant and equipment (note 13)			0	878
Unrealised foreign exchange gains (note 7)			1,512	(2,477)
Fair value loss on derivative instruments			496	590
Cash-settled share-based expense (note 9.1)			479	298
Share-based expense included in production costs (note 6)			828	435
Cash portion of cash-settled share-based expense			(691)	(1,695)
Expense from equity-settled share-based payment transactions	279	233	785	564
Cash portion of equity-settled share-based expense (note 9.2(b))			(181)	0
Depreciation (note 13)			12,106	10,049
Loss on disposal of property, plant and equipment			34	0
Cash generated from operations before working capital changes			46,445	21,219
Inventories			(2,278)	516
Prepayments			(2,591)	3,253
Trade and other receivables			(514)	(3,537)
Trade and other payables			(2,132)	(3,822)
Cash generated from operations	$ 11,407	$ 16,963	$ 38,930	$ 17,629